UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		11/14/2012
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: 4,020,058,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----

American International Group			COM NEW			026874784	270,518 	8,250,000 	x				 				8,250,000
Apple Inc					COM			037833100	347,768 	521,188 	x				 				521,188
Bank of America Corp				COM			060505104	24,344 		2,757,008 	x				 				2,757,008
Beazer Homes USA Inc				COM			07556Q105	25,121 		7,076,459 	x				 				7,076,459
Boyd Gaming Corp				COM			103304101	14,207 		2,012,333 	x				 				2,012,333
Broadcom Corp					CL A			111320107	123,175 	3,562,025 	x				 				3,562,025
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	30,326 		947,685 	x				 				947,685
Celanese Corp					COM SER A		150870103	19,689 		519,352 	x				 				519,352
CF Industries Holdings Inc			COM			125269100	11,860 		53,367 		x				 				53,367
Chimera Investment Corp				COM			16934Q109	28,142 		10,384,474 	x				 				10,384,474
Citigroup Inc					COM NEW			172967424	333,566 	10,194,547 	x				 				10,194,547
Dean Foods Co					COM			242370104	36,251 		2,217,159 	x				 				2,217,159
Delphi Automotive PLC 				SHS			G27823106	6,834 		220,466 	x				 				220,466
Delta Air Lines Inc				COM NEW			247361702	95,042 		10,375,718 	x				 				10,375,718
EMC Corp					COM			268648102	76,363 		2,800,261 	x				 				2,800,261
Ford Motor Co.					COM PAR $0.01		345370860	114,563 	11,618,973 	x				 				11,618,973
Fusion-io Inc					COM			36112J107	47,251 		1,560,977 	x				 				1,560,977
General Motors Corp				*W EXP 07/10/201	37045V118	2,419 		175,561 	x				 				175,561
General Motors Corp				*W EXP 07/10/201	37045V126	1,450 		175,561 	x				 				175,561
General Motors Corp				COM			37045V100	135,417 	5,952,400 	x				 				5,952,400
Goodyear Tire & Rubber Co.			COM			382550101	174,484 	14,313,702 	x				 				14,313,702
Google Inc					CL A			38259P508	147,128 	195,000 	x				 				195,000
Huntsman Corp					COM			447011107	118,231 	7,919,010 	x				 				7,919,010
International Paper Company			COM			460146103	8,826 		242,999 	x				 				242,999
iShares DJ US Home Construction Index		DJ HOME CONSTN		464288752	2,042 		105,499 	x				 				105,499
JetBlue Airways Corporation			COM			477143101	3,915 		817,374 	x				 				817,374
JPMorgan Chase & Co				COM			46625H100	97,038 		2,397,178 	x				 				2,397,178
Lam Research Corp				COM			512807108	27,204 		855,873 	x				 				855,873
Macy's Inc					COM			55616P104	3,870 		102,865 	x				 				102,865
Marvell Technology Group Ltd.			ORD			G5876H105	35,354 		3,863,833 	x				 				3,863,833
Masco Corp					COM			574599106	79,509 		5,282,997 	x				 				5,282,997
MFA Financial Inc				COM			55272X102	8,243 		969,783 	x				 				969,783
MGM Mirage					COM			552953101	74,085 		6,891,654 	x				 				6,891,654
Microsoft Corp					COM			594918104	33,622 		1,129,000 	x				 				1,129,000
Morgan Stanley					COM NEW			617446448	8,370 		500,000 	x				 				500,000
MPG Office Trust Inc				COM			553274101	14,095 		4,207,354 	x				 				4,207,354
Mueller Water Products Inc.			COM SER A		624758108	44,011 		8,981,831 	x				 				8,981,831
NetApp Inc					COM			64110D104	29,605 		900,399 	x				 				900,399
Oracle Corp					COM			68389X105	87,206 		2,769,324 	x				 				2,769,324
Owens Corning Inc				COM			690742101	81,070 		2,422,895 	x				 				2,422,895
Powershares QQQ Nasdaq 100			UNIT SER 1		73935A104	442,285 	6,449,182 	x				 				6,449,182
QUALCOMM Inc					COM			747525103	144,026 	2,304,786 	x				 				2,304,786
Sandisk Corp					COM			80004C101	29,047 		668,821 	x				 				668,821
Sealed Air Corp					COM			81211K100	31,727 		2,052,190 	x				 				2,052,190
SPDR S&P 500 ETF Trust				TR UNIT			78462F103	14,068 		97,741 		x				 				97,741
Teradyne Inc					COM			880770102	5,967 		419,596 	x				 				419,596
The Hartford Financial Services Group		COM			416515104	70,230 		3,612,650 	x				 				3,612,650
The Hartford Financial Services Group		CALL			416515904	220 		10,000 		x				 				10,000
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	14,234 		1,275,475 	x				 				1,275,475
Two Harbors Investment Corp			COM			90187B101	31,843 		2,710,000 	x				 				2,710,000
United Continental Holdings Inc.		COM			910047109	191,470 	9,818,965 	x				 				9,818,965
US Airways Group Inc				COM			90341W108	142,293 	13,603,495 	x				 				13,603,495
Valero Energy Corp				COM			91913Y100	26,697 		842,717 	x				 				842,717
Whirlpool Corp					COM			963320106	53,741 		648,180 	x				 				648,180